Non-current liabilities - deferred tax - Summary of non-current liabilities - deferred tax (Detail) - AUD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Deferred tax assets and liabilities [abstract]
Deferred tax liability associated with Licensing Agreement - Non-current liabilities	$ 4,009	$ 4,314
Amount expected to be settled within 12 months	305	305
Amount expected to be settled after more than 12 months	3,704	4,009
Deferred tax liability associated with Licensing Agreement - Non-current liabilities	$ 4,009	$ 4,314